INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	3 Months Ended
Mar. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2021 and December 31, 2020 is as follows:

	March 31, 2021	December 31, 2020
	(in millions)
Equity method	$480	$514
Cost method	19	15
Total	$499	$529